Bank and Other Borrowings	12 Months Ended
Dec. 31, 2024
Bank and Other Borrowings [Abstract]
BANK AND OTHER BORROWINGS
10.	BANK AND OTHER BORROWINGS

Bank and other borrowings were as follows as of the respective balance sheet dates:

	As of December 31,
	2023	2024
	$	$
Short-term bank and other borrowings	424	417
Total borrowings	424	417

The outstanding balances as of December 31, 2024 and 2023 represented a loan borrowed by one of the Group’s subsidiaries. A subsidiary has entered into a short-term loan with 5.0% interest rate with the financial institution. As of December 31, 2024, the balance of this loan amounted to $417.